General and administrative	12 Months Ended
Feb. 28, 2022
Selling General And Administrative Expense [Abstract]
General and administrative
23	General and administrative

The following items have been included in arriving at general and administrative:

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Management fees	—	1,721,830	915,000
Legal fees	9,920,230	5,263,332	36,032
Professional fees	761,240	1,015,413	86,693
Consultancy fees	2,843,442	771,314	68,500
Staff cost	10,631,740	5,185,095	325,598
Directors and committee fees	1,549,429
Insurance	3,883,411
Travelling expenses	324,614	70,237	4,567
IT expenses	155,711
Depreciation of property, plant and equipments	605,424	147,295	—

Management fees relate to staff costs, accounting and administrative support services and office space recharges from related parties.

Government grants received is offset against staff cost during the financial year. Government grants received during the financial year ended February 28, 2021 are the Jobs Support Scheme (“JSS”) and Wages Credit Scheme (“WCS”) amounting to US$72,832 and US$1,627, respectively. The JSS is a temporary scheme introduced in the Singapore Budget 2020 to help enterprises retain local employees. Under the JSS, employers will receive cash grants in relation to the gross monthly wages of eligible employees. WCS is introduced to support businesses embarking on transformation efforts and encourage sharing of productivity gains with workers.